Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Class A [Member]
Temporary equity shares outstanding	40,250,000	40,250,000
Temporary equity shares outstanding		38,535,241
Temporary equity redemption price per share	$ 10.00	$ 10.00
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	250,000,000	250,000,000
Common stock shares issued		1,714,759
Common stock shares outstanding		1,714,759
Common Class B [Member]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	10,000,000	10,000,000
Common stock shares issued	2,012,500	2,012,500
Common stock shares outstanding	2,012,500	2,012,500